CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	$ (180.3)	$ (124.0)	$ (174.2)	$ (115.0)	$ (114.1)	$ (13.6)	$ (9.8)	$ (128.2)	$ (184.5)	$ (623.9)	$ (403.3)	$ (527.3)	$ (336.1)	$ (846.9)
Other comprehensive income (loss), net of tax:
Unrealized gains (losses) on securities	0.1		(0.8)							1.0	(0.2)	0.2	0.8	27.5
Unrealized gains on hedging activities			23.8								72.1	72.2	99.6	70.3
Foreign currency translation adjustment	79.5		96.4							(68.3)	3.7	15.7	(44.9)	(84.6)
Pension liability adjustments	1.2		(0.3)							3.5	0.7	(38.6)	(23.9)	28.5
Total other comprehensive income (loss), net of tax	80.8		119.1							(63.8)	76.3	49.5	31.6	41.7
Comprehensive loss	(99.5)		(55.1)							(687.7)	(327.0)	(477.8)	(304.5)	(805.2)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	41.6		41.3							122.5	119.1	176.9	173.1	171.8
Comprehensive loss attributable to First Data Corporation	$ (141.1)		$ (96.4)							$ (810.2)	$ (446.1)	$ (654.7)	$ (477.6)	$ (977.0)